Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Realized and Unrealized Foreign Exchange Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ (2,410,464)	$ (78,440)	$ 1,460,876	$ 1,056,639
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	US$1=NT$30.71	US$1=NT$30.71	US$1=NT$27.68	US$1=NT$28.48
Net Foreign Exchange Gain (Loss)	$ (347,044)	$ (11,293)	$ 132,582	$ (143,804)
New Taiwan Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ (2,985,318)	$ (97,147)	$ 1,413,969	$ 1,382,067
Chinese Yuan [member] | Chinese Yuan equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	RMB1=NT$4.4094	RMB1=NT$4.4094	RMB1=NT$4.3415	RMB1=NT$4.3648
Net Foreign Exchange Gain (Loss)	$ 921,898	$ 30,000	$ (85,675)	$ (181,624)